Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES	$ 177,963	$ 344,272	$ 1,850,060	$ 738,527
COST OF REVENUES (exclusive of depreciation shown below)	93,853	165,466	693,664	241,970
GROSS MARGIN	84,110	178,806	1,156,396	496,557
OPERATING EXPENSES
Research and development	261,002	238,477	1,663,838	1,292,531
Sales and marketing	158,083	51,959
General and administrative	1,517,101	1,004,614	6,650,484	3,004,403
Depreciation	8,357	5,016	22,332	24,069
TOTAL OPERATING EXPENSES	1,944,542	1,300,066	8,336,654	4,321,003
OPERATING LOSS	(1,860,432)	(1,121,260)	(7,180,258)	(3,824,446)
OTHER INCOME (EXPENSE)
Gain (loss) on warrant valuation adjustment	32,359	(2,973,682)	55,376	(568,729)
Interest expense	(148,261)	(1,555,756)	(4,496,148)	(1,139,711)
Interest expense, related party	(219,687)	(189,211)	(787,586)	(634,169)
Other income, net			9,952	0
Loss on foreign currency exchange	(1,296)	(16,746)	(20,316)	(5,050)
TOTAL OTHER INCOME (EXPENSE), NET	(336,885)	(4,735,395)	(4,451,136)	(1,713,490)
NET LOSS	(2,197,317)	(5,856,655)	(11,631,394)	(5,537,936)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(2,398)	935	(19,085)	8,286
TOTAL COMPREHENSIVE LOSS	$ (2,199,715)	$ (5,855,720)	$ (11,650,479)	$ (5,529,650)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.04)
Weighted average shares outstanding - basic and diluted	157,112,875	139,754,044	149,537,777	138,838,602
Product
REVENUES	$ 64,565	$ 238,568	$ 949,601	$ 456,765
COST OF REVENUES (exclusive of depreciation shown below)	65,112	125,594	525,216	129,512
License fees
REVENUES	106,250	84,116	819,696	235,878
Other
REVENUES	7,148	21,588	80,763	45,884
COST OF REVENUES (exclusive of depreciation shown below)	$ 28,741	$ 39,872	$ 168,448	$ 112,458